Revenue from contracts with customers	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Revenue from contracts with customers
Note 5. Revenue from contracts with customers

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Goods sold	2,474,197	1,647,768	1,168,774

Total revenue from contracts with customers	2,474,197	1,647,768	1,168,774

Recognized at a point in time	2,474,197	1,647,768	1,168,774

The Company’s transactions and main revenue are described in Note 2.4.7. Revenue is derived from contracts with customers.
5.1 Information broken down by revenue from contracts with customers

Type of products	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Revenues from crude oil sales	2,384,912	1,573,069	1,097,316
Revenues from natural gas sales	83,104	71,756	67,290
Revenues from LPG sales	6,181	2,943	4,168

Total revenue from contracts with customers	2,474,197	1,647,768	1,168,774

Distribution channels	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Exports of crude oil	1,494,529	807,526	642,155
Local crude oil	890,383	765,543	455,161
Local natural gas	71,228	51,898	46,931
Exports of natural gas	11,876	19,858	20,359
LPG sales	6,181	2,943	4,168

Total revenue from contracts with customers	2,474,197	1,647,768	1,168,774

5.2 Performance obligations
The Company’s performance obligations are related to the transfer of goods to customers. The E&P business involves all the activities related to crude oil and natural gas exploration, development and production. Revenue is mainly derived from the sale of produced crude oil, natural gas and LPG to third parties at a point in time.